SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Computer equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years
Computer equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	7 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	7 years
Mining equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years
Mining equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Mining equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Mining equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	9 years
Mobile equipment components | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years
Mobile equipment components | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	9 years